Commitments and Contingencies - Future minimum lease payments due under noncancelable operating leases (Details)	Dec. 31, 2021 USD ($)
Commitments and Contingencies.
2023	$ 133,549
2024	140,265
2025	146,450
2026	152,309
2027	78,311
Total minimum lease payments	650,884
Less: amounts representing interest	(40,729)
Present value of operating lease liabilities	$ 610,155